Expense Example - FidelityMegaCapStockFund-RetailPRO - FidelityMegaCapStockFund-RetailPRO - Fidelity Mega Cap Stock Fund - Fidelity Mega Cap Stock Fund	Aug. 29, 2023 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786